Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2026
Convertible Notes [Abstract]
Schedule of Convertible Note

The following table summarizes movements in the convertible notes during the year ended June 30, 2026:

For the year ended June 30, 2026

Convertible note principal	$2,715,000
OID	(200,000)
Legal cost	(15,000)
Fair value for Pre-Delivery Shares related to the issuance of Convertible Note	(2,000,000)
Accrued interests for Convertible debt	832,214
Conversion	(1,212,411)
Repayment	(1,901,394)
Loss on termination of convertible note	1,781,591
Total	$—